UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2000

             Check here if Amendment [ ]; Amendment Number:_________

                        This Amendment (Check only one):

                           [ ] is a restatement.
                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

     Name:      Thomas W. Smith
                ----------------------------------------------------------------
     Address:   323 Railroad Avenue     Greenwich     CT        06830
                ----------------------------------------------------------------
                    (Street)             (City)     (State)     (Zip)

     Form 13F File Number: 28-1909

               The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

            Name:      Thomas W. Smith
            Title:     Investment Manager
            Phone:     203-661-1200

Signature, Place, and Date of Signing:

     /s/ Thomas W. Smith
--------------------------------------------------------------------------------
[Signature]

    Greenwich, CT
--------------------------------------------------------------------------------
[City, State]

    November 14, 2000
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are in this report and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


                                 Report Summary:


     Number of Other Included Managers:           1
                                                  ----------
     Form 13F Information Table Entry Total:      42
                                                  ----------
     Form 13F Information Table Value Total:      $1,226,834 (thousands)
                                                  ----------


List of Other Included Managers:

No.        Form 13F File No.:               Name:
---        ------------------               -----
01         28-3444                          Thomas N. Tryforos
-------    -----------------------------    ------------------------------------

-------    -----------------------------    ------------------------------------

-------    -----------------------------    ------------------------------------

-------    -----------------------------    ------------------------------------

-------    -----------------------------    ------------------------------------

                     FORM 13F INFORMATION TABLE

                             TITLE OF                 VALUE    SHARES/ SH/  PUT/  INVSTMT      OTHER          VOTING AUTHORITY
     NAME OF ISSUER           CLASS     CUSIP       (x$1000)   PRN AMT PRN  CALL  DSCRETN     MANAGERS     SOLE     SHARED    NONE
     --------------          --------   -----       --------   ------- ---  ----  -------     --------     ----     ------    ----
AMERICAN POWER CONV. CORP       COM   290661075        2536     132165 SH          SOLE                  132165
AMERICAN POWER CONV. CORP       COM   290661075       17563     915300 SH          OTHER         01      915300
COPART, INC.                    COM   2172041061        359      25896 SH          SOLE                   25896
COPART, INC.                    COM   2172041061      22089    1592000 SH          OTHER         01     1592000
CREDIT ACCEPTANCE CORP          COM   225310101        2064     326998 SH          SOLE                  326998
CREDIT ACCEPTANCE CORP          COM   225310101       25778    4083370 SH          OTHER         01     4083370
CATALINA MARKETING              COM   148867104        4587     121920 SH          SOLE                  121920
CATALINA MARKETING              COM   148867104       95199    2530200 SH          OTHER         01     2530200
CONCORD EFS                     COM   206189102       46136    1299010 SH          OTHER         01     1299010
CONSECO, INC.                   COM   208464107        2009     263423 SH          SOLE                  263423
CONSECO, INC.                   COM   208464107       18701    2452571 SH          OTHER         01     2452571
CONSECO, INC.                   COM   208464907           8       2500 SH   CALL   OTHER         01        2500
FASTENAL CO.                    COM   3119001044        545       9463 SH          SOLE                    9463
FASTENAL CO.                    COM   3119001044      57550     998695 SH          OTHER         01      998695
INDYMAC MORTGAGE HOLDINGS       COM   4566071001        411      20000 SH          SOLE                   20000
IRON MOUNTAIN, INC.             COM   46284P104       12902     348691 SH          SOLE                  348691
IRON MOUNTAIN, INC.             COM   46284P104      114021    3081640 SH          OTHER         01     3081640
KEANE INC.                      COM   4866651023       1297      74520 SH          SOLE                   74520
KEANE INC.                      COM   4866651023      33512    1926000 SH          OTHER         01     1926000
MACDERMID, INC.                 COM   554273102         483      23000 SH          SOLE                   23000
MACDERMID, INC.                 COM   554273102       33686    1604108 SH          OTHER         01     1604108
MEDAPHIS CORP.                  COM   584028104         477      37587 SH          SOLE                   37587
MEDAPHIS CORP.                  COM   584028104        6547     515966 SH          OTHER         01      515966
MEMBERWORKS INC.                COM   5860021070       2329      70848 SH          SOLE                   70848
MEMBERWORKS INC.                COM   5860021070      35410    1077100 SH          OTHER         01     1077100
ORTHODONTIC CTRS. OF AMER.      COM   68750P103       10449     313650 SH          SOLE                  313650
ORTHODONTIC CTRS. OF AMER.      COM   68750P103       67892    2038000 SH          OTHER         01     2038000
PAXAR CORP.                     COM   704227107        2240     250539 SH          SOLE                  250539
PAXAR CORP.                     COM   704227107       31618    3537464 SH          OTHER         01     3537464
PRE-PAID LEGAL SERVICES. INC.   COM   7400651007      10371     320944 SH          SOLE                  320944
PRE-PAID LEGAL SERVICES. INC.   COM   7400651007      79522    2461000 SH          OTHER         01     2461000
SCOTTS COMPANY                  COM   8101861065       4701     140333 SH          SOLE                  140333
SEI INVESTMENTS                 COM   784117103       43631     616692 SH          SOLE                  616692
SEI INVESTMENTS                 COM   784117103      305216    4314007 SH          OTHER         01     4314007
STATE STREET CORPORATION        COM   8574771031        781       6005 SH          SOLE                    6005
UNITED RENTALS, INC.            COM   9113631090       8202     339990 SH          SOLE                  339990
UNITED RENTALS, INC.            COM   9113631090      52863    2191200 SH          OTHER         01     2191200
WALT DISNEY COMPANY             COM   2546871060        402      10497 SH          SOLE                   10497
WHOLE FOOD MARKET, INC.         COM   9668371068       6300     117350 SH          SOLE                  117350
WHOLE FOOD MARKET, INC.         COM   9668371068      55991    1042900 SH          OTHER         01     1042900
WORLD ACCEPTANCE CORP.          COM   981419104         606     118950 SH          SOLE                  118950
WORLD ACCEPTANCE CORP.          COM   981419104        9850    1933600 SH          OTHER         01     1933600